Commitments and contingent liabilities	12 Months Ended
Aug. 31, 2019
Commitments and contingent liabilities
Note 7- Commitments and contingent liabilities

Employment Agreements

Employment Agreement – Michael Winterhalter, CEO

On April 30, 2014, the Company entered into an employment agreement with Michael Winterhalter (“the Employee”). Key terms of the agreement are as follows:

Term

The employment of the Employee shall commence on and continue for an indefinite term until terminated in accordance with the provisions of the agreement.

Compensation

In consideration of the services to be provided, the Employee, during the term of his employment, shall be paid a base salary of $60,000 per year in equal monthly installments, in arrears, less applicable statutory deductions. In addition, the Employee is entitled to receive benefits in accordance with the Employer’s standard benefit package, as amended from time to time. During the fiscal year ended August 31, 2019, no payments have been made. The Company and the Employee collectively waived payment above in the amount of $45,000 and 60,000 for the years ended August 31, 2019 and 2018, respectively. Waived compensation expense (see Note 5) is included in payroll expense in the accompanying Statement of Operations.

Termination

Subsequent to completion of the probationary term of employment, the Employer may terminate the employment of the Employee at any time:

a.	for just cause at common law, in which case the Employee is not entitled to any advance notice of termination or compensation in lieu of notice;

b.

without just cause, in which case the Employer shall provide the Employee with advance notice of termination or compensation in lieu of notice equal to: 1 month plus 2 weeks per year of completed service with the Employer, to a maximum of fifteen (15) months.

Effective June 10, 2019, Michael Winterhalter resigned as a director

Employment Agreement – Eric Krogius, Director

On April 30, 2014, the Company entered into an employment agreement with Eric Krogius (“the Director”) with the same terms and conditions of the Employment Agreement with Michael Winterhalter except the following:

Compensation

In consideration of the services to be provided, the Director, during the term of his employment, shall be paid a base salary of $20,000 per year in equal monthly installments, in arrears, less applicable statutory deductions. In addition, the Director is entitled to receive benefits in accordance with the Employer’s standard benefit package, as amended from time to time. During the fiscal year ended August 31, 2019, no payments have been made. The Company and the Director collectively waived payment above in the amount of $15,000 and $20,000 for the years ended August 31, 2019 and 2018, respectively. Waived compensation expense (see Note 5) is included in payroll expense in the accompanying Statement of Operations.

Effective June 10, 2019, Eric Krogius and Michael Winterhalter have resigned. Scott Stevens has been elected as the President and Director and Robert Whalen has been elected as the Secretary, Treasurer, and Director.